Quarterly Holdings Report
for

Fidelity Freedom® Blend 2045 Fund

June 30, 2019

FBF-Y45-QTLY-0819
1.9892477.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,978,264	$45,388,750
Fidelity Series Commodity Strategy Fund (a)	2,565,764	12,084,749
Fidelity Series Large Cap Growth Index Fund (a)	3,349,429	35,302,979
Fidelity Series Large Cap Stock Fund (a)	2,365,798	35,439,650
Fidelity Series Large Cap Value Index Fund (a)	5,144,560	66,313,379
Fidelity Series Small Cap Opportunities Fund (a)	1,296,549	18,073,889
Fidelity Series Value Discovery Fund (a)	1,636,540	21,013,174
TOTAL DOMESTIC EQUITY FUNDS
(Cost $228,285,355)		233,616,570

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	373,906	4,083,052
Fidelity Series Emerging Markets Fund (a)	426,079	4,094,622
Fidelity Series Emerging Markets Opportunities Fund (a)	1,925,983	36,767,013
Fidelity Series International Growth Fund (a)	2,050,696	33,385,334
Fidelity Series International Index Fund (a)	895,406	9,106,278
Fidelity Series International Small Cap Fund (a)	509,967	8,276,761
Fidelity Series International Value Fund (a)	3,400,959	32,751,233
Fidelity Series Overseas Fund (a)	8,501	85,346
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $124,673,790)		128,549,639

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	69,389	729,280
Fidelity Series Emerging Markets Debt Fund (a)	277,379	2,698,897
Fidelity Series Floating Rate High Income Fund (a)	60,711	564,616
Fidelity Series Government Bond Index Fund (a)	95,193	994,763
Fidelity Series High Income Fund (a)	301,521	2,870,480
Fidelity Series Inflation-Protected Bond Index Fund (a)	116,413	1,165,297
Fidelity Series Investment Grade Bond Fund (a)	92,080	1,052,473
Fidelity Series Investment Grade Securitized Fund (a)	70,749	732,248
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,357,621	12,639,451
Fidelity Series Real Estate Income Fund (a)	160,989	1,785,372
TOTAL BOND FUNDS
(Cost $24,222,743)		25,232,877

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	1,064,339	1,064,339
Fidelity Series Short-Term Credit Fund (a)	65,410	657,369
Fidelity Series Treasury Bill Index Fund (a)	319,580	3,192,608
TOTAL SHORT-TERM FUNDS
(Cost $4,908,219)		4,914,365
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $382,090,107)		392,313,451
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108,860)
NET ASSETS - 100%		$392,204,591

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,199,178	$45,116,782	$1,932,891	$--	$3,487	$1,002,194	$45,388,750
Fidelity Series Canada Fund	95,692	3,876,908	52,578	--	(12)	163,042	4,083,052
Fidelity Series Commodity Strategy Fund	249,482	12,446,410	370,241	--	(18,142)	(222,760)	12,084,749
Fidelity Series Corporate Bond Fund	18,407	799,307	115,273	6,229	392	26,447	729,280
Fidelity Series Emerging Markets Debt Fund	66,074	2,743,454	144,224	39,605	(1,259)	34,852	2,698,897
Fidelity Series Emerging Markets Fund	97,619	4,115,952	23,281	--	(491)	(95,177)	4,094,622
Fidelity Series Emerging Markets Opportunities Fund	884,347	35,494,727	209,883	--	(2,569)	600,391	36,767,013
Fidelity Series Floating Rate High Income Fund	15,020	575,779	27,193	8,367	(196)	1,206	564,616
Fidelity Series Government Bond Index Fund	25,506	1,198,369	255,547	5,520	1,812	24,623	994,763
Fidelity Series Government Money Market Fund 2.44%	24,914	1,071,626	32,201	4,101	--	--	1,064,339
Fidelity Series High Income Fund	114,085	2,871,763	144,035	44,798	(1,671)	30,338	2,870,480
Fidelity Series Inflation-Protected Bond Index Fund	30,053	1,164,088	57,716	1,165	606	28,266	1,165,297
Fidelity Series International Growth Fund	802,954	31,181,721	494,263	--	2,020	1,892,902	33,385,334
Fidelity Series International Index Fund	210,707	8,715,747	52,311	--	(208)	232,343	9,106,278
Fidelity Series International Small Cap Fund	210,381	7,942,306	116,066	--	(958)	241,098	8,276,761
Fidelity Series International Value Fund	791,791	31,498,456	212,219	--	(4,500)	677,705	32,751,233
Fidelity Series Investment Grade Bond Fund	26,988	1,250,331	251,083	7,673	1,385	24,852	1,052,473
Fidelity Series Investment Grade Securitized Fund	18,989	839,435	139,684	5,171	580	12,928	732,248
Fidelity Series Large Cap Growth Index Fund	938,629	35,006,719	1,800,562	44,097	4,696	1,153,497	35,302,979
Fidelity Series Large Cap Stock Fund	935,872	35,361,208	1,219,060	230,454	(11,571)	373,201	35,439,650
Fidelity Series Large Cap Value Index Fund	1,752,511	65,855,173	3,023,247	--	(39,446)	1,768,388	66,313,379
Fidelity Series Long-Term Treasury Bond Index Fund	354,119	13,943,429	2,552,762	92,672	118,538	776,127	12,639,451
Fidelity Series Overseas Fund	--	85,346	--	--	--	--	85,346
Fidelity Series Real Estate Income Fund	46,880	1,811,761	101,077	24,934	711	27,097	1,785,372
Fidelity Series Short-Term Credit Fund	24,919	660,402	33,864	4,506	94	5,818	657,369
Fidelity Series Small Cap Opportunities Fund	467,510	17,526,913	366,602	--	(15,880)	461,948	18,073,889
Fidelity Series Treasury Bill Index Fund	64,069	3,226,305	97,781	12,951	(118)	133	3,192,608
Fidelity Series Value Discovery Fund	554,496	20,839,028	771,435	--	(27,124)	418,209	21,013,174
	$10,021,192	$387,219,445	$14,597,079	$532,243	$10,176	$9,659,668	$392,313,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.